Income Taxes Uncertain Tax Position, Additional Information (Details) - USD ($) $ in Millions	3 Months Ended			12 Months Ended
	Sep. 30, 2015	Jun. 30, 2013	Mar. 31, 2013	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Income Tax Disclosure [Abstract]
Unrecognized Tax Benefits, Decrease Resulting from Settlements with Taxing Authorities				$ (440)
Unrecognized Tax Benefits, Decrease (Increase) Resulting from Tax Audit Resolution	$ 99	$ 79		123	$ 0	$ 79
Unrecognized Tax Benefits	1,235			1,235	1,655	1,345	$ 1,465
Amount of unrecognized tax benefits which may impact effective tax rate	1,180			1,180	1,505	1,198
Total net accrued interest, net of tax benefit	$ 41			$ 41	$ 106	$ 84
Effective Income Tax Rate Reconciliation, Change in Enacted Tax Rate, Amount			$ 17